Inventories - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Provision for impairment	$ 0	$ 0
Laboratory Equipment [Member]
Disclosure of inventories [line items]
Inventories	$ 250,000	$ 118,000